UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tactical Allocation Group, LLC
Address:   139 S. Old Woodward Ave.
           Birmingham, MI  48009

Form 13F File Number:   028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.          Birmingham, MI              August 2, 2012
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                    Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ------------
Form 13F Information Table Entry Total:           20
                                          ------------
Form 13F Information Table Value Total:     $385,730
                                          ------------
                                           (thousands)


List of Other Included Managers:     NONE

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                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                            Value    Shares/   Sh/ Put/ Invstmt  Other       Voting Authority
        Name of Issuer         Title of Class     CUSIP    (x1000)   Prn Amt   Prn Call Dscretn Managers   Sole  Shared   None
----------------------------  ----------------  ---------  -------  ---------  --- ---- ------- -------- ------  ------ -------
ISHARES TR                    JPMORGAN USD      464288281   64,602    563,130    SH        SOLE          37,118      0  526,012
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES SILVER TRUST          ISHARES           46428Q109    8,943    335,564    SH        SOLE          26,822      0  308,742
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    IBOXX INV CPBD    464287242   27,005    229,474    SH        SOLE          13,988      0  215,486
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    HIGH YLD CORP     464288513   26,705    292,538    SH        SOLE          17,819      0  274,719
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    INT PFD STK FD    46429B135   26,043  1,036,748    SH        SOLE          62,834      0  973,914
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    MSCI EMERG MKT    464287234    1,143     29,212    SH        SOLE           2,664      0   26,548
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    RUSSELL MCP GR    464287481   32,862    555,196    SH        SOLE          43,557      0  511,639
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    RUSSELL1000GRW    464287614   57,699    912,533    SH        SOLE          68,250      0  844,283
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    RUSSELL1000VAL    464287598   40,713    596,793    SH        SOLE          44,753      0  552,040
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    S&P GRWTH ALL     464289867      310      9,570    SH        SOLE               0      0    9,570
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
ISHARES TR                    S&P MODERATE      464289875      926     30,253    SH        SOLE               0      0   30,253
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100   15,677    350,173    SH        SOLE          27,101      0  323,072
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
MORGAN STANLEY                CUSHNG MLP ETN    61760E846      265     16,929    SH        SOLE               0      0   16,929
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573    3,306    114,672    SH        SOLE           9,734      0  104,938
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886      250      6,752    SH        SOLE               0      0    6,752
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
SPDR GOLD TRUST               GOLD SHS          78463V107   43,027    277,259    SH        SOLE          18,232      0  259,027
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
SPDR INDEX SHS FDS            DJ INTL RL ETF    78463X863   22,080    600,334    SH        SOLE          40,008      0  560,326
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
SPDR SERIES TRUST             NUV HGHYLD MUN    78464A284    1,006     17,920    SH        SOLE               0      0   17,920
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
SWEDISH EXPT CR CORP          ROG TTL ETN 22    870297801       90     11,212    SH        SOLE             545      0   10,667
----------------------------  ----------------  ---------  -------  ---------    --        ----       ---------  -----  -------
VANGUARD SCOTTSDALE FDS       SHTRM GVT BD ETF  92206C409   13,078    165,241                             5,429      0  159,812
----------------------------  ----------------  ---------  -------  ---------                         ---------  -----  -------
TOTAL                                                      385,730
----------------------------                               -------
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